UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.4%
14,400	Ctrip.com International Ltd., ADR	$647,280
21,500	PF Chang’s China Bistro Inc.*	746,265
19,560	Station Casinos Inc.	1,131,155

	Total Hotels, Restaurants & Leisure	2,524,700

Household Durables - 0.7%
31,900	Tempur-Pedic International Inc.*	547,723

Internet & Catalog Retail - 1.0%
50,200	Gmarket Inc., ADR*	730,410

Leisure Equipment & Products - 1.3%
24,740	Marvel Entertainment Inc.*	597,224
9,500	Pool Corp.	365,750

	Total Leisure Equipment & Products	962,974

Media - 2.4%
34,400	R.H. Donnelley Corp.	1,819,760

Specialty Retail - 2.6%
17,450	Men’s Wearhouse Inc.	649,314
59,300	Pier 1 Imports Inc.	440,006
50,500	Urban Outfitters Inc.*	893,345

	Total Specialty Retail	1,982,665

Textiles, Apparel & Luxury Goods - 0.7%
18,300	K-Swiss Inc., Class A Shares	550,098

	TOTAL CONSUMER DISCRETIONARY	9,118,330

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.8%
18,500	United Natural Foods Inc.*	573,315

Personal Products - 2.0%
37,900	Elizabeth Arden Inc.*	612,464
51,400	Nu Skin Enterprises Inc., Class A Shares	900,528

	Total Personal Products	1,512,992

	TOTAL CONSUMER STAPLES	2,086,307

ENERGY - 5.3%
Energy Equipment & Services - 1.8%
10,800	CARBO Ceramics Inc.	389,124
97,300	Input/Output Inc.*	966,189

	Total Energy Equipment & Services	1,355,313

Oil, Gas & Consumable Fuels - 3.5%
9,200	Cheniere Energy Inc.*	273,332
24,000	Encore Acquisition Co.*	584,160
77,700	Gasco Energy Inc.*	209,790
18,100	GMX Resources Inc.*	568,159
17,400	OPTI Canada Inc.*	279,286
1,900	Quicksilver Resources Inc.*	60,610
25,500	Range Resources Corp.	643,620

	Total Oil, Gas & Consumable Fuels	2,618,957

	TOTAL ENERGY	3,974,270

FINANCIALS - 8.2%
Capital Markets - 0.9%
6,705	Affiliated Managers Group Inc.*	671,237

Commercial Banks - 2.2%
11,920	Cullen/Frost Bankers Inc.	689,215

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 2.2% (continued)
10,800	East-West Bancorp Inc.	$427,788
10,140	Westamerica Bancorporation	512,171

	Total Commercial Banks	1,629,174

Consumer Finance - 1.3%
32,800	Nelnet Inc., Class A Shares*	1,008,272

Insurance - 0.6%
30,100	Universal American Financial Corp.*	483,707

Real Estate Investment Trusts (REITs) - 3.2%
5,490	Alexandria Real Estate Equities Inc.	514,962
16,600	BioMed Realty Trust Inc.	503,644
8,100	Global Signal Inc.	409,698
17,260	Gramercy Capital Corp.	435,125
8,640	PS Business Parks Inc.	520,992

	Total Real Estate Investment Trusts (REITs)	2,384,421

	TOTAL FINANCIALS	6,176,811

HEALTH CARE - 12.7%
Biotechnology - 4.9%
15,600	Alexion Pharmaceuticals Inc.*	530,088
42,900	Arena Pharmaceuticals Inc.*	513,942
65,000	BioMarin Pharmaceutical Inc.*	924,950
47,100	Nektar Therapeutics*	678,711
45,300	NPS Pharmaceuticals Inc.*	172,593
184,050	Oscient Pharmaceuticals Corp.*	189,572
19,800	Tanox Inc.*	234,036
13,600	Vertex Pharmaceuticals Inc.*	457,640

	Total Biotechnology	3,701,532

Health Care Equipment & Supplies - 3.9%
17,394	Advanced Medical Optics Inc.*	687,933
7,000	Cooper Cos. Inc.	374,500
46,150	DJ Orthopedics Inc.*	1,916,609

	Total Health Care Equipment & Supplies	2,979,042

Health Care Providers & Services - 2.6%
21,300	Health Net Inc.*	926,976
13,300	LifePoint Hospitals Inc.*	469,756
10,800	Manor Care Inc.	564,624

	Total Health Care Providers & Services	1,961,356

Pharmaceuticals - 1.3%
24,625	AVANIR Pharmaceuticals, Class A Shares*	170,405
24,900	Endo Pharmaceuticals Holdings Inc.*	810,495

	Total Pharmaceuticals	980,900

	TOTAL HEALTH CARE	9,622,830

INDUSTRIALS - 11.6%
Aerospace & Defense - 0.9%
37,876	Orbital Sciences Corp.*	710,933

Building Products - 2.2%
11,700	ElkCorp	317,655
22,800	NCI Building Systems Inc.*	1,326,276

	Total Building Products	1,643,931

Commercial Services & Supplies - 1.6%
35,000	Herman Miller Inc.	1,197,350

Machinery - 4.7%
29,900	AGCO Corp.*	757,965
17,100	IDEX Corp.	736,155
46,800	JLG Industries Inc.	927,108

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Machinery - 4.7% (continued)
31,700	Mueller Industries Inc.	$1,114,889

	Total Machinery	3,536,117

Trading Companies & Distributors - 2.2%
40,680	MSC Industrial Direct Co. Inc., Class A Shares	1,657,303

	TOTAL INDUSTRIALS	8,745,634

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 8.8%
114,100	ADC Telecommunications Inc.*	1,711,500
104,300	Andrew Corp.*	962,689
42,800	China GrenTech Corp. Ltd. ADR*	442,980
150,000	ECI Telecom Ltd.*	1,237,500
337,200	Extreme Networks Inc.*	1,224,036
30,500	NETGEAR Inc.*	627,995
26,500	Redback Networks Inc.*	367,820
4,500	Tekelec*	58,275

	Total Communications Equipment	6,632,795

Computers & Peripherals - 4.3%
19,600	Avid Technology Inc.*	713,832
108,972	Electronics for Imaging Inc.*	2,493,279

	Total Computers & Peripherals	3,207,111

Electronic Equipment & Instruments - 2.4%
48,600	Dolby Laboratories Inc., Class A Shares*	964,710
12,900	Mettler-Toledo International Inc.*	853,335

	Total Electronic Equipment & Instruments	1,818,045

Internet Software & Services - 7.1%
6,730	Digital Insight Corp.*	197,324
116,800	Digitas Inc.*	1,123,616
63,200	Openwave Systems Inc.*	591,552
59,100	SINA Corp.*	1,486,365
54,700	Sohu.com Inc.*	1,204,494
18,900	WebEx Communications Inc.*	737,478

	Total Internet Software & Services	5,340,829

IT Services - 3.0%
61,900	Sabre Holdings Corp., Class A Shares	1,447,841
52,900	Sapient Corp.*	288,305
23,400	Wright Express Corp.*	563,004

	Total IT Services	2,299,150

Semiconductors & Semiconductor Equipment - 3.4%
63,700	Genesis Microchip Inc.*	749,749
41,800	Photronics Inc.*	590,634
33,000	Trident Microsystems Inc.*	767,580
223,990	Zarlink Semiconductor Inc.*	486,058

	Total Semiconductors & Semiconductor Equipment	2,594,021

Software - 3.3%
52,000	Corel Corp.*	669,240
59,700	Take-Two Interactive Software Inc.*	851,322
110,240	TIBCO Software Inc.*	989,955

	Total Software	2,510,517

	TOTAL INFORMATION TECHNOLOGY	24,402,468

MATERIALS - 5.1%
Chemicals - 3.4%
16,360	Minerals Technologies Inc.	873,624
12,400	Scotts Miracle-Gro Co., Class A Shares	551,676
36,200	Senomyx Inc.*	556,394

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Chemicals - 3.4% (continued)
22,640	Valspar Corp.	$602,224

	Total Chemicals	2,583,918

Metals & Mining - 1.7%
43,940	Compass Minerals International Inc.	1,243,941

	TOTAL MATERIALS	3,827,859

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 1.4%
106,910	Cincinnati Bell Inc.*	515,306
38,300	Citizens Communications Co.	537,732

	Total Diversified Telecommunication Services	1,053,038

Wireless Telecommunication Services - 5.0%
68,173	American Tower Corp., Class A Shares*	2,488,315
103,300	Dobson Communications Corp., Class A Shares*	725,166
35,641	WiderThan Co., Ltd., ADR*	596,630

	Total Wireless Telecommunication Services	3,810,111

	TOTAL TELECOMMUNICATION SERVICES	4,863,149

UTILITIES - 1.4%
Electric Utilities - 1.0%
24,500	ITC Holdings Corp.	764,400

Independent Power Producers & Energy Traders - 0.4%
9,000	Ormat Technologies Inc.	294,480

	TOTAL UTILITIES	1,058,880

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $66,907,525)	73,876,538

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.3%
Repurchase Agreement - 5.3%
$4,028,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06 with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at maturity- $4,029,779; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value- $4,108,564) (Cost - $4,028,000)	4,028,000

	TOTAL INVESTMENTS - 103.2% (Cost - $70,935,525#)	77,904,538
	Liabilities in Excess of Other Assets - (3.2)%	(2,398,166)

	TOTAL NET ASSETS - 100.0%	$75,506,372

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Small Cap Growth Portfolio (formerly known as Salomon Brothers Variable Small Cap Growth Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,575,081
Gross unrealized depreciation	(3,606,068)

Net unrealized appreciation	$6,969,013

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2006